Revenue - Summary of Contract Assets (Details) - USD ($) $ in Thousands	3 Months Ended	10 Months Ended	12 Months Ended
	Jun. 15, 2023	Mar. 31, 2024	Mar. 31, 2026	Mar. 31, 2025
Contract assets [abstract]
Balance at beginning of period	$ 1,364	$ 225	$ 983	$ 1,730
Transferred to trade receivables	(1,364)	(225)	(983)	(1,730)
Recognized as revenue	225	1,730	1,732	983
Balance at end of period	$ 225	$ 1,730	$ 1,732	$ 983